Retirement Plan - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Active participants contributions percentage	25.00%
Company contribution amount	$ 307,754	$ 196,054	$ 180,098